Investment Objectives and Goals - (Allspring Broad Market Core Bond ETF)	Aug. 31, 2025
(Allspring Broad Market Core Bond ETF)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of income and capital appreciation.
(Allspring Core Plus ETF)
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consisting of current income and capital appreciation.